UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

June 30, 2010
 unaudited

Bonds & notes — 93.29%	Principal amount (000)	Value (000)

EUROS — 22.71%
German Government, Series 02, 5.00% 2012	€18,060	US$ 24,021
German Government, Series 03, 3.75% 2013	4,725	6,275
German Government 4.50% 2013	31,486	42,096
German Government 4.25% 2014	32,025	43,861
German Government, Series 05, 3.25% 2015	20,235	26,772
German Government, Series 4, 3.75% 2015	15,425	20,815
German Government 1.50% 20161	20,103	26,462
German Government, Series 6, 4.00% 2016	35,095	48,262
German Government, Series 06, 3.75% 2017	9,175	12,443
German Government 4.25% 2017	36,300	50,642
German Government, Series 7, 4.00% 2018	79,640	109,272
German Government, Series 8, 4.25% 2018	24,900	34,755
German Government 3.75% 2019	55,935	75,498
German Government 6.25% 2024	51,396	86,183
German Government 6.25% 2030	8,090	14,172
German Government, Series 00, 5.50% 2031	33,275	54,019
German Government, Series 03, 4.75% 2034	10,355	15,698
Irish Government 5.00% 2013	25,000	31,640
Irish Government 4.00% 2014	60,610	74,346
Irish Government 4.40% 2019	7,790	8,866
Irish Government 5.90% 2019	10,000	12,604
Irish Government 5.00% 2020	87,410	101,466
French Government O.A.T. Eurobond 3.00% 20121	18,528	24,758
French Government B.T.A.N. Eurobond 4.50% 2013	38,000	50,997
French Government O.A.T. Eurobond 4.00% 2018	46,685	62,414
French Government O.A.T. Eurobond 2.25% 20201	16,187	21,908
French Government O.A.T. Eurobond 6.00% 2025	20,415	32,433
Spanish Government 3.30% 2014	29,480	35,712
Spanish Government 3.00% 2015	52,925	63,242
Spanish Government 4.60% 2019	36,900	45,420
Spanish Government 4.20% 2037	19,700	20,124
Italian Government 3.75% 2011	6,695	8,306
Italian Government 1.85% 20121	8,576	10,866
Italian Government 3.75% 2013	10,000	12,674
Italian Government 2.15% 20141	8,762	11,168
Italian Government 2.10% 20171	9,459	11,621
Italian Government 4.50% 2019	63,250	80,701
Netherlands Government Eurobond 4.25% 2013	22,575	30,239
Netherlands Government Eurobond 4.50% 2017	46,685	65,296
Netherlands Government Eurobond 4.00% 2018	6,535	8,869
Netherlands Government Eurobond 4.00% 2019	7,410	10,066
Netherlands Government Eurobond 7.50% 2023	3,300	5,933
Netherlands Government Eurobond 5.50% 2028	6,800	10,810
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	33,538
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	60,700	81,062
Dexia Municipal Agency 4.50% 20172	35,000	46,563
Royal Bank of Scotland PLC 6.00% 2013	960	1,200
Royal Bank of Scotland PLC, Series 845, 4.875% 2015	750	878
Royal Bank of Scotland PLC 4.35% 2017	2,500	2,697
Royal Bank of Scotland PLC 6.934% 2018	32,770	39,659
Royal Bank of Scotland PLC 4.625% 20213	1,250	1,166
Allied Irish Banks, PLC 12.50% 2019	35,130	43,407
Barclays Bank PLC 6.00% 2018	5,000	6,362
Barclays Bank PLC 4.00% 20192	17,900	22,463
Barclays Bank PLC 4.50% 20193	2,000	2,432
Standard Chartered Bank 5.875% 2017	21,250	28,142
PLD International Finance LLC 4.375% 2011	21,400	26,561
European Investment Bank 4.375% 2013	12,100	16,080
European Investment Bank 4.25% 2014	5,475	7,351
Schering-Plough Corp. 5.375% 2014	16,480	22,685
Portuguese Government 4.80% 2020	18,850	21,797
HSBC Holdings PLC, Series 11, 6.25% 2018	3,250	4,484
HSBC Holdings PLC 6.00% 2019	12,600	17,032
Koninklijke KPN NV 6.50% 2016	3,850	5,513
Koninklijke KPN NV 4.75% 2017	11,750	15,472
Veolia Environnement 4.875% 2013	1,925	2,536
Veolia Environnement 4.375% 2017	5,200	6,800
Veolia Environnement 6.125% 2033	7,915	11,458
Greek Government 6.10% 2015	8,615	8,619
Greek Government 6.00% 2019	7,035	6,245
Greek Government, Series 30, 4.60% 2040	8,500	5,370
Volvo Treasury AB 5.00% 2017	14,940	18,720
Gazprom OJSC 5.875% 2015	7,500	9,664
Gazprom OJSC 5.875% 2015	2,000	2,577
Gazprom OJSC, Series 13, 6.605% 2018	5,000	6,396
Finland (Republic of) 5.75% 2011	500	632
Finland (Republic of) 5.375% 2013	6,880	9,498
Finland (Republic of) 3.875% 2017	5,890	7,949
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	750	970
UniCredito Italiano SpA 3.95% 2016	2,000	2,350
UniCredito Italiano SpA, Series 172, 4.125% 20163	460	567
UniCredito Italiano SpA 5.75% 2017	9,000	11,474
UniCredit SpA, Series 315, 6.70% 2018	2,100	2,609
Société Générale 6.125% 2018	1,500	2,067
Société Générale 4.50% 20193	1,640	2,102
Société Générale 6.999% (undated)3	3,000	3,100
Société Générale 9.375% (undated)3	8,600	10,663
CRH Finance BV 7.375% 20143	11,575	16,210
KfW 4.375% 2013	11,875	15,871
Northern Rock PLC, Series 7, 4.125% 20172	13,100	15,591
France Télécom 7.25% 2013	2,750	3,793
France Télécom 5.625% 2018	8,050	11,412
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	12,060	15,187
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	14,241
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	13,161
Olivetti Finance NV 7.25% 2012	1,730	2,275
Telecom Italia SpA and Telecom Italia Finance SA, 8.25% 2016	2,000	2,932
Telecom Italia SpA 7.75% 2033	5,090	7,076
Bank of Ireland 10.00% 2020	9,355	11,669
Munich Re Finance BV 6.75% 20233	5,750	7,488
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 5.767% (undated)3	3,800	4,043
Austrian Government, Series 2, 4.65% 2018	8,275	11,389
Bank of Scotland PLC 5.625% 2013	6,100	7,938
HBOS PLC 4.375% 20193	885	944
Lloyds TSB Bank PLC 5.375% 2019	2,000	2,423
Siemens AG 5.125% 2017	7,500	10,450
Zurich Finance (USA), Inc., Series 16, 6.50% 2015	800	1,128
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	6,600	8,384
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	917
Banque Centrale de Tunisie 4.75% 2011	3,750	4,700
Banque Centrale de Tunisie 4.75% 2011	3,100	3,886
Banque Centrale de Tunisie 6.25% 2013	1,350	1,779
NGG Finance PLC 6.125% 2011	2,000	2,574
National Grid Transco PLC 4.375% 2020	6,000	7,616
Iberdrola Finanzas, SAU 7.50% 2015	7,000	10,168
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,290
Polish Government 5.875% 2014	6,750	9,152
Canadian Government 3.50% 2020	7,000	9,131
Croatian Government 5.00% 2014	4,215	5,296
Croatian Government 6.50% 2015	2,250	2,858
Wal-Mart Stores, Inc. 4.875% 2029	6,000	8,036
Bouygues SA 4.375% 2014	5,945	7,821
Metro Finance BV 4.625% 2011	5,980	7,501
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,295
AXA 6.75% 20203	2,200	2,677
AXA, Series 21, 5.777% (undated)3	4,700	4,397
UBS AG 6.00% 2018	4,500	6,183
BNP Paribas 5.431% 2017	4,430	6,063
AT&T Inc. 6.125% 2015	4,000	5,639
Skandinaviska Enskilda 5.50% 2014	4,000	5,378
FCE Bank PLC 7.125% 2013	4,000	4,940
Scottish and Southern Energy PLC 6.125% 2013	3,500	4,786
Edcon (Proprietary) Ltd. 3.969% 20143	2,500	2,186
Edcon (Proprietary) Ltd. 3.969% 20143	2,000	1,749
Santander Issuances, SA Unipersonal 5.435% 20173	3,250	3,925
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	3,850
Centrica plc 7.125% 2013	2,500	3,556
Roche Holdings, Inc. 5.625% 2016	2,500	3,543
Novartis Finance SA, 4.25% 2016	2,500	3,353
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,301
Anglian Water Services Financing PLC 4.625% 2013	2,250	2,956
Verizon Communications Inc. 8.75% 2015	1,850	2,937
Delhaize Group 5.625% 2014	2,000	2,667
E.ON International Finance BV 5.125% 2012	1,955	2,575
Bulgaria (Republic of) 7.50% 2013	1,638	2,196
Bulgaria (Republic of) 7.50% 2013	250	335
NXP BV and NXP Funding LLC 3.394% 20133	1,000	1,052
NXP BV and NXP Funding LLC 8.625% 2015	1,300	1,335
Fortum Oyj 4.625% 2010	1,590	1,967
ENEL SpA 5.625% 2027	1,250	1,662
Smurfit Kappa Acquisition 7.25% 2017	225	278
Smurfit Kappa Acquisition 7.75% 2019	910	1,113
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 20153	1,100	1,349
AstraZeneca PLC 4.625% 2010	1,000	1,236
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.029% 20163	2,650	1,232
Aviva PLC 5.75% 20213	1,000	1,192
Edison SpA 5.125% 2010	750	931
Rockwood Specialties Group, Inc. 7.625% 2014	90	110
		2,496,909

JAPANESE YEN — 6.43%
Japanese Government 1.10% 2011	¥90,000	US$ 1,025
Japanese Government, Series 248, 0.70% 2013	15,510,000	177,977
Japanese Government, Class 4, 0.50% 20151	1,700,085	18,365
Japanese Government, Series 269, 1.30% 2015	23,710,000	280,201
Japanese Government, Series 284, 1.70% 2016	2,708,700	32,953
Japanese Government, Series 281, 2.00% 2016	2,465,000	30,479
Japanese Government, Series 14, 1.20% 20171	4,230,880	46,682
Japanese Government, Series 12, 1.20% 20171	1,288,710	14,176
Japanese Government, Series 288, 1.70% 2017	795,000	9,679
Japanese Government, Series 296, 1.50% 2018	2,427,550	29,007
Japanese Government, Series 21, 2.30% 2035	2,870,000	34,933
Japanese Government 2.40% 2038	1,218,950	15,057
European Investment Bank 1.40% 2017	721,700	8,492
KfW 1.35% 2014	716,000	8,376
		707,402

POLISH ZLOTY — 4.01%
Polish Government, Series 1013, 5.00% 2013	PLN105,700	31,026
Polish Government, Series 0414, 5.75% 2014	914,050	273,847
Polish Government, Series 1017, 5.25% 2017	473,010	136,066
		440,939

SOUTH KOREAN WON — 3.73%
South Korean Government, Series 1303, 5.25% 2013	KRW28,795,000	24,411
South Korean Government, Series 1309, 5.75% 2013	55,000,000	47,452
South Korean Government 4.25% 2014	41,330,000	33,876
South Korean Government 4.75% 2014	46,600,000	39,023
South Korean Government 5.00% 2014	79,326,500	66,668
South Korean Government, Series 1503, 4.50% 2015	10,349,000	8,522
South Korean Government 5.25% 2015	65,801,860	55,794
South Korean Government 5.50% 2017	97,425,550	83,749
South Korean Government 5.75% 2018	57,900,000	50,145
		409,640

MEXICAN PESOS — 2.80%
United Mexican States Government, Series M, 7.50% 2012	MXN 220,000	17,810
United Mexican States Government, Series MI10, 9.50% 2014	1,087,663	95,226
United Mexican States Government, Series M10, 8.00% 2015	551,200	45,933
United Mexican States Government, Series M10, 7.25% 2016	431,000	34,582
United Mexican States Government, Series M10, 7.75% 2017	764,900	62,893
United Mexican States Government, Series M20, 10.00% 2024	119,900	11,598
United Mexican States Government, Series M30, 10.00% 2036	281,000	27,572
United Mexican States Government 4.00% 20401	132,417	10,926
América Móvil, SAB de CV 8.46% 2036	15,000	1,097
		307,637

MALAYSIAN RINGGITS — 2.23%
Malaysian Government, Series 509, 3.21% 2013	MYR 72,000	22,240
Malaysian Government, Series 204, 5.094% 2014	112,765	36,957
Malaysian Government, Series 0409, 3.741% 2015	103,500	32,282
Malaysian Government, Series 0110, 3.835% 2015	192,225	60,092
Malaysian Government, Series 0207, 3.814% 2017	159,605	49,520
Malaysian Government, Series 0210, 4.012% 2017	105,000	32,879
Malaysian Government, Series 2/03, 4.24% 2018	35,000	11,105
		245,075

CANADIAN DOLLARS — 2.05%
Canadian Government 5.25% 2012	$ C 5,500	US$ 5,550
Canadian Government 2.00% 2014	86,330	80,435
Canadian Government 4.50% 2015	68,250	70,751
Canadian Government 4.25% 2018	11,450	11,812
Canadian Government 4.524% 20211	8,446	10,482
Canadian Government 5.75% 2029	2,250	2,738
Province of Ontario, Series HC, 9.50% 2022	2,000	2,828
Province of Ontario 4.60% 2039	5,000	4,718
Canadian Imperial Bank 5.00% 2012	4,000	3,977
Hydro One Inc. 5.49% 2040	4,000	3,972
Rogers Communications Inc. 5.80% 2016	3,500	3,576
Province of Manitoba 4.25% 2018	3,500	3,441
Province De Québec 9.375% 2023	2,000	2,799
Wells Fargo & Co. 6.05% 2012	2,000	2,015
Bank of Nova Scotia 5.04% 2013	2,000	2,005
Toronto-Dominion Bank 4.854% 2013	2,000	1,996
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	1,984
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	1,892
Thomson Reuters Corp. 5.70% 2015	1,750	1,831
Bank of Montreal 5.18% 2015	1,750	1,787
Royal Bank of Canada 5.20% 2012	1,750	1,749
Canada Housing Trust 4.10% 2018	1,500	1,475
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,265
Province of New Brunswick 6.75% 2017	750	846
		225,924

BRITISH POUNDS — 1.94%
United Kingdom 4.25% 2011	£10,000	15,319
United Kingdom 2.75% 2015	17,290	26,611
United Kingdom 2.50% 20161	7,469	13,266
United Kingdom 3.75% 2019	12,970	20,055
United Kingdom 4.50% 2019	3,500	5,741
United Kingdom 2.50% 20201	5,427	9,846
United Kingdom 4.75% 2020	17,980	29,961
United Kingdom 6.00% 2028	6,350	11,932
United Kingdom 4.75% 2030	14,870	24,148
RSA Insurance Group PLC 9.375% 20393	3,598	6,383
RSA Insurance Group PLC 8.50% (undated)3	6,585	9,966
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	7,600	11,713
Allied Irish Banks, PLC, Series 109, 12.50% 2019	3,500	5,360
AXA SA, Series 22, 6.667% (undated)3	3,700	4,533
HSBC Holdings PLC 6.375% 20223	2,750	4,397
Tesco PLC 5.50% 2033	2,640	4,014
Generali Finance BV 6.214% (undated)3	3,200	3,901
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,571
Wal-Mart Stores, Inc. 5.625% 2034	950	1,546
General Electric Capital Corp. 5.625% 2031	750	1,098
		213,361

HUNGARIAN FORINTS — 1.21%
Hungarian Government, Series 14/C, 5.50% 2014	HUF 4,789,100	19,412
Hungarian Government, Series 15/A, 8.00% 2015	14,676,910	64,443
Hungarian Government, Series 17/B, 6.75% 2017	8,851,010	36,223
Hungarian Government, Series 17/A, 6.75% 2017	2,128,500	8,706
Hungarian Government, Series 19/A, 6.50% 2019	1,000,000	3,951
		132,735

AUSTRALIAN DOLLARS — 1.11%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A42,267	US$ 36,812
Queensland Treasury Corp., Series 17, 6.00% 2017	69,985	60,891
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	14,459
New South Wales Treasury Corp., Series 17, 5.50% 2017	10,000	8,466
Countrywide Financial Corp. 6.25% 2010	2,000	1,683
		122,311

SWEDISH KRONOR — 1.07%
Swedish Government, Series 1045, 5.25% 2011	SKr158,650	20,973
Swedish Government, Series 3106, 1.00% 20121	66,312	8,639
Swedish Government, Series 124, 4.00% 20122	172,000	22,878
Swedish Government, Series 1041, 6.75% 2014	22,080	3,342
Swedish Government, Series 1049, 4.50% 2015	302,025	43,080
Swedish Government, Series 1047, 5.00% 2020	72,640	11,265
Nordea Hypotek AB 4.00% 20122	60,000	7,989
		118,166

SINGAPORE DOLLARS — 1.01%
Singapore (Republic of) 3.125% 2011	$ S 17,600	12,783
Singapore (Republic of) 3.75% 2016	119,610	97,801
		110,584

NORWEGIAN KRONER — 0.98%
Norwegian Government 6.50% 2013	NKr357,750	61,308
Norwegian Government 4.25% 2017	249,300	41,697
KfW 5.00% 2015	30,500	5,016
		108,021

TURKISH LIRAS — 0.96%
Turkey (Republic of) 10.00% 20121	TRY99,866	73,347
Turkey (Republic of) 16.00% 2012	13,000	9,124
Turkey (Republic of) 16.00% 2013	8,700	6,522
Turkey (Republic of) 11.00% 2014	19,500	12,975
Turkey (Republic of) 4.00% 20201	5,167	3,175
		105,143

BRAZILIAN REAIS — 0.95%
Brazilian Treasury Bill 6.00% 20101	BRL15,063	8,520
Brazilian Treasury Bill 6.00% 20121	16,946	9,479
Brazil (Federal Republic of) 10.00% 2012	40,000	21,554
Brazil (Federal Republic of) 10.00% 2017	87,620	43,946
Brazil (Federal Republic of) Global 12.50% 2022	3,500	2,206
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,245
Brazilian Treasury Bill 6.00% 20451	23,020	12,319
		104,269

DANISH KRONER — 0.92%
Nykredit 4.00% 20352	DKr162,880	26,648
Nykredit, Series 3D, 5.00% 20382	272,484	46,422
Kingdom of Denmark 4.00% 2012	90,000	15,825
Kingdom of Denmark 5.00% 2013	67,170	12,396
		101,291

ISRAELI SHEKELS — 0.72%
Israeli Government 4.50% 2015	ILS 21,050	5,689
Israeli Government, Series 2683, 6.50% 2016	40,300	11,823
Israeli Government 5.50% 2017	220,345	61,531
		79,043

INDONESIAN RUPIAH — 0.37%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR 53,290,000	US$ 6,406
Indonesia (Republic of), Series 33, 12.50% 2013	65,372,000	8,169
Indonesia (Republic of), Series 20, 14.275% 2013	27,430,000	3,667
Indonesia (Republic of), Series 51, 11.25% 2014	16,490,000	2,052
Indonesia (Republic of), Series 30, 10.75% 2016	158,000,000	19,844
		40,138

EGYPTIAN POUNDS — 0.34%
Egypt (Arab Republic of) 9.10% 2010	EGP39,650	6,962
Egypt (Arab Republic of) 9.10% 2010	1,955	344
Egypt (Arab Republic of) 11.50% 2011	5,865	1,069
Egypt (Arab Republic of), Series 364, 0% 2011	33,775	5,466
Egypt (Arab Republic of) 9.10% 2012	82,870	14,611
Egypt (Arab Republic of) 11.35% 2013	31,000	5,464
Egypt (Arab Republic of) 9.20% 2014	8,925	1,560
Egypt (Arab Republic of) 11.625% 2014	12,535	2,351
		37,827

THAI BAHT — 0.09%
Thai Government, Series 33, 5.375% 2011	THB 37,000	1,199
Thai Government 5.25% 2014	264,500	8,960
		10,159

DOMINICAN PESOS — 0.04%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP122,949	3,023
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	37,704	927
		3,950

ARGENTINE PESOS — 0.03%
Argentina (Republic of) 5.83% 20331,2,5	ARS 7,474	873
Argentina (Republic of) GDP-Linked 2035	40,842	786
Argentina (Republic of) 1.18% 20381,2	41,290	1,932
		3,591

U.S. DOLLARS — 37.59%
U.S. Treasury 5.75% 2010	US$ 6,500	6,545
U.S. Treasury 1.75% 2011	34,500	35,116
U.S. Treasury 2.375% 20111	25,184	25,627
U.S. Treasury 4.625% 2011	30,000	31,875
U.S. Treasury 1.00% 2012	16,710	16,838
U.S. Treasury 2.00% 20121	21,486	22,279
U.S. Treasury 3.00% 20121	17,703	18,854
U.S. Treasury 1.875% 20131	35,608	37,740
U.S. Treasury 2.00% 2013	21,750	22,332
U.S. Treasury 2.75% 2013	44,000	46,315
U.S. Treasury 3.375% 2013	4,550	4,879
U.S. Treasury 3.625% 2013	4,200	4,525
U.S. Treasury 2.00% 20141	39,365	42,006
U.S. Treasury 1.875% 20151	27,963	30,011
U.S. Treasury 4.00% 2015	6,750	7,451
U.S. Treasury 4.25% 2015	16,750	18,735
U.S. Treasury 2.625% 2016	11,000	11,320
U.S. Treasury 3.125% 2016	75,000	78,689
U.S. Treasury 3.25% 2016	135,500	142,852
U.S. Treasury 3.25% 2016	44,250	47,009
U.S. Treasury 5.125% 2016	44,750	52,234
U.S. Treasury 7.50% 2016	8,800	11,534
U.S. Treasury 2.375% 20171	25,349	28,056
U.S. Treasury 4.625% 2017	4,910	5,610
U.S. Treasury 4.75% 2017	5,375	6,216
U.S. Treasury 8.875% 2017	8,660	12,338
U.S. Treasury 1.375% 20181	9,786	10,168
U.S. Treasury 1.625% 20181	10,562	11,160
U.S. Treasury 3.75% 2018	11,500	12,394
U.S. Treasury 3.875% 2018	19,000	20,769
U.S. Treasury 3.125% 2019	196,000	200,120
U.S. Treasury 3.625% 2019	3,460	3,659
U.S. Treasury 8.50% 2020	3,250	4,768
U.S. Treasury 2.00% 20261	26,349	27,921
U.S. Treasury 5.25% 2029	37,525	45,177
U.S. Treasury 3.375% 20321	811	1,058
U.S. Treasury 3.50% 2039	4,000	3,717
U.S. Treasury 4.25% 2039	9,780	10,345
U.S. Treasury 4.50% 2039	35,250	38,836
U.S. Treasury 4.625% 2040	103,600	116,493
Fannie Mae 5.00% 20172	553	593
Fannie Mae 4.00% 20242	5,179	5,396
Fannie Mae 4.50% 20242	7,068	7,473
Fannie Mae 4.50% 20242	1,125	1,190
Fannie Mae 4.50% 20242	1,105	1,169
Fannie Mae 4.50% 20242	1,015	1,073
Fannie Mae 4.00% 20252	39,833	41,463
Fannie Mae 4.00% 20252	10,750	11,170
Fannie Mae 4.50% 20252	19,799	20,924
Fannie Mae 4.50% 20252	19,190	20,248
Fannie Mae 4.50% 20252	10,521	11,119
Fannie Mae 4.50% 20252	1,292	1,365
Fannie Mae, Series 2001-4, Class GA, 9.939% 20252,3	14	16
Fannie Mae 6.00% 20262	782	856
Fannie Mae 5.50% 20342	724	779
Fannie Mae 4.50% 20352	1,842	1,922
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	4,662	4,045
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20362	3,642	3,269
Fannie Mae 6.00% 20362	8,870	9,651
Fannie Mae 6.00% 20362	2,368	2,578
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	1,152	1,285
Fannie Mae 5.00% 20372	1,241	1,314
Fannie Mae 5.50% 20372	558	600
Fannie Mae 6.00% 20372	10,596	11,514
Fannie Mae 6.00% 20372	5,110	5,553
Fannie Mae 6.50% 20372	3,281	3,592
Fannie Mae 6.50% 20372	2,259	2,483
Fannie Mae 6.50% 20372	650	712
Fannie Mae 4.50% 20382	5,026	5,225
Fannie Mae 5.31% 20382,3	7,454	7,930
Fannie Mae 5.50% 20382	7,403	7,966
Fannie Mae 5.50% 20382	6,835	7,355
Fannie Mae 5.50% 20382	5,693	6,125
Fannie Mae 6.00% 20382	26,437	28,727
Fannie Mae 6.00% 20382	10,213	11,073
Fannie Mae 6.00% 20382	4,097	4,442
Fannie Mae 6.50% 20382	8,546	9,356
Fannie Mae 6.50% 20382	5,087	5,569
Fannie Mae 3.603% 20392,3	1,448	1,511
Fannie Mae 3.607% 20392,3	3,263	3,400
Fannie Mae 3.61% 20392,3	2,360	2,463
Fannie Mae 3.646% 20392,3	927	968
Fannie Mae 3.763% 20392,3	1,600	1,676
Fannie Mae 3.782% 20392,3	1,459	1,521
Fannie Mae 3.83% 20392,3	1,222	1,281
Fannie Mae 3.841% 20392,3	761	799
Fannie Mae 3.88% 20392,3	915	960
Fannie Mae 3.91% 20392,3	1,231	1,294
Fannie Mae 3.937% 20392,3	1,051	1,105
Fannie Mae 3.951% 20392,3	860	904
Fannie Mae 3.622% 20402,3	941	983
Fannie Mae 4.50% 20402	10,000	10,367
Fannie Mae 5.00% 20402	45,932	48,602
Fannie Mae 6.00% 20402	41,373	44,877
Fannie Mae 6.50% 20472	2,013	2,175
Fannie Mae 6.50% 20472	943	1,018
Fannie Mae 6.50% 20472	546	590
Fannie Mae 7.00% 20472	882	961
Fannie Mae 6.50% 20482	4,227	4,567
Freddie Mac 4.00% 20252	11,022	11,465
Freddie Mac 4.00% 20252	7,500	7,787
Freddie Mac 4.50% 20252	28,412	30,004
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	5,093	4,305
Freddie Mac, Series 3171, Class MO, principal only, 0% 20362	4,719	4,114
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	1,423	1,240
Freddie Mac 5.468% 20382,3	7,280	7,755
Freddie Mac 6.00% 20382	3,289	3,577
Freddie Mac 6.00% 20382	3,274	3,558
Freddie Mac 6.00% 20382	1,254	1,360
Freddie Mac 6.00% 20382	702	764
Freddie Mac 3.571% 20392,3	604	626
Freddie Mac 3.757% 20392,3	942	985
Freddie Mac 3.843% 20392,3	855	895
Anheuser-Busch InBev NV 3.625% 20154	5,100	5,226
Anheuser-Busch InBev NV 6.875% 20194	22,850	26,398
Anheuser-Busch InBev NV 7.75% 20194	9,595	11,665
Anheuser-Busch InBev NV 5.375% 2020	5,600	6,046
Abbey National Treasury Services PLC 3.875% 20144	23,810	23,533
Santander Issuances, SA Unipersonal 6.50% 20193,4	21,600	22,089
Hungarian Government 6.25% 2020	44,225	43,682
Korea Development Bank 5.30% 2013	5,500	5,800
Korea Development Bank 8.00% 2014	33,130	37,801
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	19,651
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	11,000	11,616
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	11,200	12,171
HBOS PLC 6.75% 20184	32,690	30,643
HBOS PLC 6.00% 20334	9,700	7,110
Telecom Italia Capital SA, Series B, 5.25% 2013	5,495	5,680
Telecom Italia Capital SA 6.999% 2018	13,050	13,922
Telecom Italia Capital SA 7.175% 2019	7,525	8,115
Telecom Italia Capital SA 6.375% 2033	2,833	2,544
Telecom Italia Capital SA 7.20% 2036	1,000	973
Telecom Italia Capital SA 7.721% 2038	5,917	6,076
UBS AG 3.875% 2015	11,250	11,206
UBS AG 5.875% 2017	23,495	24,906
Turkey (Republic of) 6.75% 2018	3,000	3,296
Turkey (Republic of) 7.00% 2019	3,500	3,902
Turkey (Republic of) 7.50% 2019	5,000	5,725
Turkey (Republic of) 8.00% 2034	4,200	4,930
Turkey (Republic of) 6.75% 2040	15,500	15,616
Polish Government 6.375% 2019	30,080	33,426
Government National Mortgage Assn. 4.50% 20382	5,627	5,880
Government National Mortgage Assn. 4.50% 20402	21,390	22,286
Government National Mortgage Assn. 4.50% 20402	4,942	5,149
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,052
Comcast Corp. 5.30% 2014	3,000	3,296
Comcast Corp. 6.30% 2017	3,000	3,430
Comcast Corp. 5.875% 2018	11,790	13,139
Comcast Corp. 6.95% 2037	5,035	5,746
Comcast Corp. 6.40% 2038	1,750	1,892
Comcast Corp. 6.40% 2040	4,250	4,590
Iberdrola Finance Ireland 3.80% 20144	5,760	5,733
Scottish Power PLC 5.375% 2015	12,700	13,597
Iberdrola Finance Ireland 5.00% 20194	10,750	10,549
Scottish Power PLC 5.81% 2025	2,500	2,473
South Africa (Republic of) 6.875% 2019	18,510	21,263
South Africa (Republic of) 5.50% 2020	10,150	10,543
Gazprom OJSC 9.25% 2019	11,010	12,717
Gazprom OJSC, Series 2, 8.625% 20344	3,195	3,678
Gazprom OJSC 7.288% 2037	9,325	9,250
Gazprom OJSC 7.288% 20374	5,900	5,853
ProLogis 7.625% 2014	7,750	8,232
ProLogis 5.625% 2016	295	278
ProLogis 5.75% 2016	2,000	1,906
ProLogis 6.625% 2018	3,180	3,034
ProLogis 7.375% 2019	12,500	12,262
ProLogis 6.875% 2020	3,360	3,181
Croatian Government 6.75% 20194	21,100	22,127
Croatian Government 6.75% 2019	6,000	6,292
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,216
Société Générale 5.75% 20164	20,765	21,612
E.ON International Finance BV 5.80% 20184	19,030	21,502
E.ON International Finance BV 6.65% 20384	2,500	3,013
Verizon Communications Inc. 3.75% 2011	6,870	7,038
Verizon Communications Inc. 5.50% 2017	1,750	1,944
Verizon Communications Inc. 8.50% 2018	5,750	7,488
Verizon Communications Inc. 6.35% 2019	2,340	2,712
Verizon Communications Inc. 5.85% 2035	5,000	5,175
Roche Holdings Inc. 4.50% 20124	1,875	1,980
Roche Holdings Inc. 5.00% 20144	3,000	3,315
Roche Holdings Inc. 6.00% 20194	12,520	14,597
Roche Holdings Inc. 7.00% 20394	3,040	3,956
Volvo Treasury AB 5.95% 20154	22,305	23,340
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	685	718
Westfield Group 7.50% 20144	1,645	1,866
Westfield Group 5.70% 20164	2,850	3,039
Westfield Group 7.125% 20184	15,510	17,527
CEMEX Finance LLC 9.50% 2016	9,925	9,627
CEMEX Finance LLC 9.50% 20164	2,200	2,134
CEMEX SA 9.25% 20204	12,799	11,199
Veolia Environnement 5.25% 2013	5,605	6,054
Veolia Environnement 6.00% 2018	15,075	16,651
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,794
Bank of America Corp. 5.75% 2017	1,020	1,059
Bank of America Corp. 5.625% 2020	14,500	14,643
Simon Property Group, LP 6.75% 2014	4,025	4,528
Simon Property Group, LP 4.20% 2015	3,125	3,215
Simon Property Group, LP 5.25% 2016	3,990	4,255
Simon Property Group, LP 5.875% 2017	1,850	2,003
Simon Property Group, LP 6.125% 2018	2,000	2,211
Simon Property Group, LP 10.35% 2019	4,250	5,666
Deutsche Telekom International Finance BV 5.875% 2013	6,230	6,825
Deutsche Telekom International Finance BV 6.75% 2018	12,500	14,508
Vodafone Group PLC 5.00% 2015	7,500	8,115
Vodafone Group PLC 5.625% 2017	11,850	13,015
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	16,500	20,978
UniCredito Italiano SpA 6.00% 20174	14,075	14,068
HVB Funding Trust I 8.741% 20314	7,095	6,492
Telefónica Emisiones, SAU 3.729% 2015	1,475	1,472
Telefónica Emisiones, SAU 4.949% 2015	2,580	2,705
Telefónica Emisiones, SAU 5.134% 2020	14,775	14,837
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20154	2,805	2,826
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20204	15,340	15,716
HSBC Bank PLC 3.50% 20154	9,250	9,350
HSBC Finance Corp. 0.968% 20163	9,900	8,957
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,679
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,980	4,135
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,287
CVS Caremark Corp. 4.75% 2020	8,885	9,113
CVS Caremark Corp. 5.789% 20262,4	1,017	1,022
CVS Caremark Corp. 6.943% 20302	6,718	7,430
France Télécom 7.75% 20113	730	762
France Télécom 4.375% 2014	3,385	3,654
France Télécom 5.375% 2019	11,530	12,602
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	11,709
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,277
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	4,200	4,311
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,351
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,161
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 20342	1,270	1,299
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 20352	1,146	1,177
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20362	1,428	1,482
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	2,300	2,314
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	500	502
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	6,000	5,949
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20392,3	1,905	1,985
Petrobras International 5.75% 2020	7,470	7,560
Petrobras International 6.875% 2040	6,760	6,849
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	5,663
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	8,627
Kimco Realty Corp., Series C, 5.304% 2011	450	459
Kimco Realty Corp. 6.00% 2012	1,000	1,080
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,318
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,423
Kimco Realty Corp. 5.584% 2015	2,003	2,136
Kimco Realty Corp. 6.875% 2019	6,875	7,673
Pfizer Inc. 4.45% 2012	2,250	2,375
Pfizer Inc. 6.20% 2019	9,820	11,690
Enel Finance International SA 3.875% 20144	13,805	13,931
British American Tobacco International Finance PLC 9.50% 20184	10,485	13,761
Enersis SA 7.375% 2014	11,935	13,441
Developers Diversified Realty Corp. 5.375% 2012	2,450	2,421
Developers Diversified Realty Corp. 5.50% 2015	3,023	2,836
Developers Diversified Realty Corp. 7.50% 2017	8,250	8,107
Niagara Mohawk Power 3.553% 20144	1,340	1,376
National Grid PLC 6.30% 2016	10,575	11,953
Kraft Foods Inc. 2.625% 2013	3,875	3,951
Kraft Foods Inc. 6.125% 2018	5,975	6,791
Kraft Foods Inc. 5.375% 2020	2,075	2,228
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382,3	2,470	2,515
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.838% 20392,3	3,770	3,913
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	4,999
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,536
Novartis Capital Corp. 1.90% 2013	3,000	3,047
Novartis Capital Corp. 2.90% 2015	3,000	3,090
Novartis Securities Investment Ltd. 5.125% 2019	6,060	6,796
Barclays Bank PLC 6.05% 20174	9,255	9,354
Barclays Bank PLC 5.125% 2020	3,500	3,488
Time Warner Cable Inc. 8.25% 2014	1,750	2,070
Time Warner Cable Inc. 6.75% 2018	3,985	4,581
Time Warner Cable Inc. 5.00% 2020	6,000	6,147
Standard Chartered Bank 6.40% 20174	11,700	12,624
AXA SA 8.60% 2030	11,075	12,541
BBVA Bancomer SA 7.25% 20204	12,660	12,522
Time Warner Inc. 4.875% 2020	5,500	5,683
AOL Time Warner Inc. 7.625% 2031	2,240	2,702
Time Warner Inc. 6.50% 2036	3,490	3,808
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,866
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,695
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,564
Kroger Co. 7.50% 2014	5,250	6,140
Kroger Co. 3.90% 2015	1,500	1,584
Kroger Co. 6.40% 2017	2,475	2,885
Kroger Co. 6.15% 2020	1,270	1,470
Israeli Government 5.125% 2019	11,000	11,888
Progress Energy, Inc. 6.05% 2014	5,000	5,572
Progress Energy, Inc. 7.05% 2019	5,000	5,917
Citigroup Inc. 4.75% 2015	11,250	11,256
Wells Fargo & Co. 5.625% 2017	9,750	10,675
State of Qatar 9.75% 2030	7,250	10,549
Michaels Stores, Inc. 10.00% 2014	5,425	5,628
Michaels Stores, Inc. 0%/13.00% 20166	1,500	1,342
Michaels Stores, Inc. 0%/13.00% 20164,6	450	403
Michaels Stores, Inc. 11.375% 2016	3,000	3,135
Indonesia (Republic of) 6.875% 2018	5,450	6,199
Indonesia (Republic of) 6.625% 20374	4,000	4,240
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,055
Shell International Finance BV 4.00% 2014	9,340	9,887
United Mexican States Government Global 6.375% 2013	151	166
United Mexican States Government Global 5.95% 2019	8,020	8,942
United Mexican States Government Global 6.05% 2040	520	551
Boston Scientific Corp. 4.50% 2015	4,010	3,943
Boston Scientific Corp. 6.25% 2015	2,750	2,854
Boston Scientific Corp. 6.00% 2020	1,920	1,910
Boston Scientific Corp. 7.375% 2040	350	356
Lockheed Martin Corp. 4.25% 2019	8,580	9,038
International Paper Co. 7.95% 2018	1,800	2,146
International Paper Co. 9.375% 2019	150	194
International Paper Co. 7.50% 2021	2,335	2,739
International Paper Co. 7.30% 2039	3,500	3,872
McDonald’s Corp., Series I, 5.00% 2019	8,005	8,934
SUPERVALU INC. 8.00% 2016	725	721
Albertson’s, Inc. 7.45% 2029	3,000	2,505
Albertson’s, Inc. 8.00% 2031	6,450	5,612
Nextel Communications, Inc., Series E, 6.875% 2013	375	365
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,362
Nextel Communications, Inc., Series D, 7.375% 2015	650	621
Sprint Capital Corp. 8.75% 2032	500	480
Argentina (Republic of) 0.146% 20122,3	20,350	7,029
Argentina (Republic of) GDP-Linked 2035	21,000	1,706
Neiman Marcus Group, Inc. 9.00% 20153,5	5,331	5,371
Neiman Marcus Group, Inc. 10.375% 2015	2,925	2,991
AES Corp. 7.75% 2015	3,275	3,332
AES Corp. 8.00% 2017	2,500	2,537
AES Corp. 8.00% 2020	2,440	2,464
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	3,205	3,341
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	4,525	4,864
Federal Home Loan Bank, Series 467, 5.25% 2014	7,125	8,104
Dow Chemical Co. 8.55% 2019	6,600	8,092
Electricité de France SA 5.50% 20144	2,350	2,599
Electricité de France SA 4.60% 20204	2,200	2,264
Electricité de France SA 6.95% 20394	2,625	3,175
News America Inc. 6.90% 2019	6,750	8,009
Kinder Morgan Energy Partners LP 6.85% 2020	6,910	7,878
Venezuela (Republic of) 5.375% 2010	3,080	3,065
Venezuela (Republic of) 9.25% 2027	2,315	1,568
Venezuela (Republic of) 9.25% 2028	780	480
Venezuela (Republic of) 9.375% 2034	4,025	2,516
CIT Group Inc., Series A, 7.00% 2013	2,450	2,358
CIT Group Inc., Series A, 7.00% 2015	3,275	3,038
CIT Group Inc., Series A, 7.00% 2016	2,400	2,202
First Data Corp., Term Loan B2, 3.097% 20142,3,7	4,696	3,956
First Data Corp. 9.875% 2015	3,400	2,567
First Data Corp. 9.875% 2015	700	535
First Data Corp. 10.55% 20155	474	349
Macy’s Retail Holdings, Inc. 8.375% 20153	6,230	6,900
Federated Department Stores, Inc. 6.90% 2029	55	53
American Tower Corp. 7.00% 2017	6,150	6,888
Dominican Republic 7.50% 20212,4	6,500	6,728
Toys “R” Us, Inc. 7.625% 2011	1,705	1,748
Toys “R” Us, Inc. 8.50% 20174	2,455	2,529
Toys “R” Us, Inc. 10.75% 20174	500	549
Toys “R” Us, Inc. 7.375% 2018	2,000	1,890
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	3,069	3,102
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.085% 20382,3	1,270	1,330
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,259
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,616
Biogen Idec Inc. 6.00% 2013	6,000	6,604
GMAC LLC 7.50% 2013	167	168
GMAC LLC 6.75% 2014	5,000	4,838
GMAC LLC 8.30% 20154	500	507
GMAC LLC 8.00% 20204	1,100	1,078
Wal-Mart Stores, Inc. 3.625% 2020	1,500	1,499
Wal-Mart Stores, Inc. 4.875% 2040	5,000	4,923
Norfolk Southern Corp. 5.75% 2016	5,515	6,264
Hospitality Properties Trust 6.70% 2018	6,055	6,163
Corporación Andina de Fomento 5.75% 2017	5,025	5,485
Corporación Andina de Fomento 8.125% 2019	550	678
Northrop Grumman Corp. 5.05% 2019	5,590	6,154
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.433% 20142,3,7	106	86
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.533% 20142,3,7	1,772	1,438
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,7	2,163	2,142
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	988
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,5	1,815	1,443
Freescale Semiconductor, Inc. 9.125% 20143,5	1,615	1,454
Freescale Semiconductor, Inc. 10.125% 2016	825	664
Freescale Semiconductor, Inc. 9.25% 20184	3,800	3,771
Goldman Sachs Group, Inc. 6.15% 2018	5,590	5,865
Gabonese Republic 8.20% 20174	5,500	5,858
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,559
Brandywine Operating Partnership, LP 7.50% 2015	3,000	3,274
Union Pacific Corp. 5.70% 2018	3,200	3,590
Union Pacific Corp. 6.15% 2037	1,990	2,237
Tennessee Valley Authority 5.25% 2039	5,250	5,751
Colbun SA 6.00% 20204	5,400	5,658
Delhaize Group 5.875% 2014	1,220	1,363
Delhaize Group 6.50% 2017	2,500	2,885
Delhaize America, Inc. 9.00% 2031	1,000	1,371
United Technologies Corp. 5.70% 2040	5,000	5,603
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 4.066% 20142,3,7	1,024	760
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	2,514
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,480	2,314
Zions Bancorporation 5.65% 2014	5,365	4,936
Zions Bancorporation 7.75% 2014	635	648
CMC Energy Corp. 6.55% 2017	2,450	2,480
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,046
Mandalay Resort Group 6.375% 2011	275	259
MGM MIRAGE 5.875% 2014	2,250	1,794
MGM MIRAGE 6.625% 2015	100	79
MGM MIRAGE 9.00% 20204	3,250	3,356
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,650	2,911
PSEG Power LLC 8.625% 2031	1,945	2,564
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,426
AMC Entertainment Inc. 8.00% 2014	2,725	2,636
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,374
AMC Entertainment Inc. 8.75% 2019	375	379
Marks and Spencer Group PLC 6.25% 20174	4,500	4,811
Marks and Spencer Group PLC 7.125% 20374	500	526
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,4	558	584
BAE Systems Holdings Inc. 6.375% 20194	4,100	4,683
Allison Transmission Holdings, Inc. 11.00% 20154	3,500	3,684
Allison Transmission Holdings, Inc. 11.25% 20153,4,5	1,488	1,574
ARAMARK Corp., Letter of Credit, 2.223% 20142,3,7	1	1
ARAMARK Corp., Term Loan B, 2.408% 20142,3,7	17	16
ARAMARK Corp. 3.844% 20153	2,500	2,312
ARAMARK Corp. 8.50% 2015	2,850	2,893
ARAMARK Corp., Letter of Credit, 3.448% 20162,3,7	2	2
ARAMARK Corp., Term Loan B, 3.783% 20162,3,7	34	33
Liberty Mutual Group Inc. 6.50% 20354	535	479
Liberty Mutual Group Inc. 7.50% 20364	1,815	1,797
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	3,500	2,905
Target Corp. 6.00% 2018	4,375	5,177
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	2,125	2,183
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20166	1,830	1,752
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,085	1,191
Ford Motor Credit Co. 7.80% 2012	1,000	1,030
Ford Motor Credit Co. 8.70% 2014	500	522
Ford Motor Credit Co. 8.00% 2016	3,450	3,532
Boyd Gaming Corp. 7.75% 2012	620	617
Boyd Gaming Corp. 6.75% 2014	3,025	2,662
Boyd Gaming Corp. 7.125% 2016	2,175	1,800
Edison Mission Energy 7.50% 2013	155	134
Midwest Generation, LLC, Series B, 8.56% 20162	2,525	2,493
Edison Mission Energy 7.20% 2019	3,175	1,968
Edison Mission Energy 7.625% 2027	650	372
Univision Communications, Inc., First Lien Term Loan B, 2.25% 20142,3,7	775	648
Univision Communications Inc. 12.00% 20144	1,550	1,670
Univision Communications Inc. 10.50% 20153,4,5	3,157	2,644
Banco Mercantil del Norte, SA 6.135% 20163,4	1,500	1,504
Banco Mercantil del Norte, SA 6.862% 20213,4	3,500	3,444
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,933
Elan Finance PLC and Elan Finance Corp. 4.436% 20113	370	365
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	965	972
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	3,660	3,573
HCA Inc. 6.75% 2013	585	576
HCA Inc. 9.125% 2014	2,000	2,097
HCA Inc. 6.375% 2015	665	624
HCA Inc. 9.25% 2016	1,490	1,583
International Lease Finance Corp., Series Q, 5.45% 2011	980	971
International Lease Finance Corp., Series Q, 5.75% 2011	1,470	1,450
International Lease Finance Corp. 5.00% 2012	975	906
International Lease Finance Corp., Series R, 5.30% 2012	990	936
International Lease Finance Corp., Series R, 5.35% 2012	585	556
Cinemark USA, Inc. 8.625% 2019	4,750	4,798
Russian Federation 7.50% 20302	4,214	4,777
Safeway Inc. 6.25% 2014	2,625	2,990
Safeway Inc. 6.35% 2017	1,500	1,734
Realogy Corp., Letter of Credit, 3.231% 20132,3,7	57	48
Realogy Corp., Term Loan B, 3.292% 20132,3,7	210	178
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,7	4,250	4,492
CSC Holdings, Inc. 8.50% 20144	4,500	4,714
NBC Universal, Inc. 5.15% 20204	4,500	4,702
Altria Group, Inc. 9.25% 2019	3,750	4,688
JPMorgan Chase & Co. 4.95% 2020	4,500	4,686
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,675
Virgin Media Finance PLC 9.125% 2016	1,000	1,040
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,608
Ashtead Group PLC 8.625% 20154	1,915	1,905
Ashtead Capital, Inc. 9.00% 20164	2,750	2,709
RBS Global, Inc. and Rexnord LLC 8.50% 20184	4,650	4,534
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,228
Rio Tinto Finance (USA) Ltd. 9.00% 2019	1,750	2,300
Intergen Power 9.00% 20174	4,525	4,525
Voto-Votorantim Ltd 6.75% 20214	4,450	4,517
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,509
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,335	4,508
Constellation Brands, Inc. 7.25% 2017	4,410	4,493
Petroplus Finance Ltd. 6.75% 20144	1,650	1,444
Petroplus Finance Ltd. 7.00% 20174	2,850	2,337
Petroplus Finance Ltd. 9.375% 20194	800	692
ERP Operating LP 5.25% 2014	3,000	3,213
ERP Operating LP 6.584% 2015	1,085	1,232
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	475	530
Charter Communications, Inc. 13.50% 2016	1,137	1,330
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 20184	1,425	1,439
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 20204	1,075	1,105
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,376
Smithfield Foods, Inc. 10.00% 20144	3,000	3,337
Smithfield Foods, Inc. 7.75% 2017	1,075	1,032
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,280	4,312
Denbury Resources Inc. 9.75% 2016	1,750	1,899
Denbury Resources Inc. 8.25% 2020	2,292	2,407
Cricket Communications, Inc. 9.375% 2014	1,775	1,810
Cricket Communications, Inc. 7.75% 2016	2,425	2,486
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.92% (undated)2,3	4,000	4,272
Tenet Healthcare Corp. 7.375% 2013	2,185	2,196
Tenet Healthcare Corp. 9.25% 2015	1,055	1,095
Tenet Healthcare Corp. 8.875% 20194	920	980
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	1,181	1,187
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	261	265
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20212	360	350
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,436	2,465
CEVA Group PLC 11.625% 20164	2,775	2,879
CEVA Group PLC 11.50% 20184	1,350	1,377
Morgan Stanley 6.00% 2014	4,000	4,242
US Investigations Services, Inc., Term Loan B, 3.539% 20152,3,7	1,706	1,476
US Investigations Services, Inc. 10.50% 20154	1,900	1,814
US Investigations Services, Inc. 11.75% 20164	1,035	944
Hanesbrands Inc., Series B, 4.121% 20143	3,405	3,239
Hanesbrands Inc. 8.00% 2016	975	993
Host Marriott, LP, Series K, 7.125% 2013	500	506
Host Marriott, LP, Series O, 6.375% 2015	500	492
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,000	994
Host Hotels & Resorts LP 9.00% 2017	2,075	2,231
SunGard Data Systems Inc. 9.125% 2013	3,138	3,205
SunGard Data Systems Inc. 4.875% 2014	1,000	945
CHS/Community Health Systems, Inc. 8.875% 2015	4,000	4,135
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,129
NXP BV and NXP Funding LLC 3.053% 20133	1,075	923
NXP BV and NXP Funding LLC 7.875% 2014	2,550	2,352
NXP BV and NXP Funding LLC 9.50% 2015	970	815
Lehman Brothers Holdings Inc., Series I, 6.875% 20188	19,565	4,084
Chevron Corp. 4.95% 2019	3,700	4,076
Clearwire Communications LLC/Finance 12.00% 20154	2,800	2,789
Clearwire Communications LLC/Finance 12.00% 20154	1,250	1,245
Abbott Laboratories 5.875% 2016	3,435	4,024
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,062
PNC Funding Corp. 5.125% 2020	1,870	1,948
Staples, Inc. 9.75% 2014	3,250	3,990
Development Bank of Singapore Ltd. 7.125% 20114	3,800	3,976
Royal Caribbean Cruises Ltd. 6.875% 2013	1,000	977
Royal Caribbean Cruises Ltd. 11.875% 2015	2,575	2,974
Sunoco, Inc. 5.75% 2017	3,900	3,947
Georgia Gulf Corp. 9.00% 20174	3,860	3,937
SBC Communications Inc. 5.625% 2016	1,500	1,702
AT&T Inc. 5.50% 2018	2,000	2,215
Holcim Ltd. 6.00% 20194	3,635	3,885
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20362	3,778	3,855
Schering-Plough Corp. 6.00% 2017	3,275	3,853
CoBank ACB 7.875% 20184	430	470
CoBank ACB 1.137% 20223,4	4,275	3,379
TransDigm Inc. 7.75% 2014	2,800	2,821
TransDigm Inc. 7.75% 20144	1,000	1,007
Devon Energy Corp. 6.30% 2019	3,280	3,806
MetroPCS Wireless, Inc. 9.25% 2014	2,175	2,251
MetroPCS Wireless, Inc. 9.25% 2014	1,475	1,527
Tops Markets 10.125% 20154	3,600	3,726
South Korean Government 5.75% 2014	3,400	3,713
NRG Energy, Inc. 7.25% 2014	2,665	2,708
NRG Energy, Inc. 7.375% 2016	725	723
NRG Energy, Inc. 7.375% 2017	275	273
Owens-Brockway Glass Container Inc. 7.375% 2016	3,525	3,692
Rouse Co. 5.375% 20138	1,500	1,612
Rouse Co. 6.75% 20134,8	1,875	2,072
Orascom Telecom 7.875% 20144	3,980	3,672
Burlington Northern Santa Fe Corp. 5.75% 2018	1,160	1,305
Burlington Northern Santa Fe Corp. 4.70% 2019	1,960	2,080
BNSF Funding Trust I 6.613% 20553	300	286
CNA Financial Corp. 6.50% 2016	2,270	2,381
CNA Financial Corp. 7.35% 2019	1,200	1,277
Egypt (Arab Republic of) 5.75% 20204	1,675	1,698
Egypt (Arab Republic of) 6.875% 20404	2,000	1,960
Paribas, New York Branch 6.95% 2013	1,125	1,225
BNP Paribas 3.25% 2015	2,000	1,981
BNP Paribas 5.125% 20154	385	400
DAE Aviation Holdings, Inc. 11.25% 20154	3,533	3,515
Hospira, Inc. 6.40% 2015	1,830	2,081
Hospira, Inc. 6.05% 2017	1,255	1,415
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	2,211
Seneca Gaming Corp. 7.25% 2012	1,300	1,277
PTS Acquisition Corp. 9.50% 20153,5	3,636	3,481
RailAmerica, Inc. 9.25% 2017	3,266	3,437
Digicel Group Ltd. 12.00% 2014	300	337
Digicel Group Ltd. 12.00% 20144	200	225
Digicel Group Ltd. 8.875% 20154	2,000	1,965
Digicel Group Ltd. 10.50% 20184	850	881
CEDC Finance Corp. 9.125% 20164	3,500	3,395
Kansas City Southern Railway Co. 13.00% 2013	520	627
Kansas City Southern Railway Co. 8.00% 2015	2,625	2,717
Tesco PLC 5.50% 20174	2,950	3,284
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,274
Thomson Reuters Corp. 5.95% 2013	1,750	1,958
Thomson Reuters Corp. 6.50% 2018	1,085	1,284
Limited Brands, Inc. 8.50% 2019	1,300	1,407
Limited Brands, Inc. 7.00% 2020	1,800	1,822
Crown Castle International Corp. 9.00% 2015	2,525	2,683
Crown Castle International Corp. 7.75% 20174	500	531
SLM Corp., Series A, 0.546% 20113	1,250	1,184
SLM Corp., Series A, 5.45% 2011	2,000	2,025
J.C. Penney Co., Inc., Series A, 6.875% 2015	3,000	3,202
Hewlett-Packard Co. 5.50% 2018	2,750	3,172
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142,4	3,115	3,149
Bausch & Lomb Inc. 9.875% 2015	3,050	3,149
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,119
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,087
Teekay Corp. 8.50% 2020	3,075	3,075
FMG Finance Pty Ltd. 10.00% 20134	2,875	3,033
Ingles Markets, Inc. 8.875% 2017	2,950	3,016
Quintiles Transnational 9.50% 20143,4,5	2,900	2,922
Accellent Inc. 8.375% 20174	2,960	2,916
Williams Companies, Inc. 7.875% 2021	1,315	1,510
Williams Companies, Inc. 8.75% 2032	1,200	1,404
Forest Oil Corp. 7.25% 2019	3,000	2,910
New Communications Holdings 8.25% 20174	1,550	1,564
New Communications Holdings 8.50% 20204	1,275	1,285
Resona Bank, Ltd. 5.85% (undated)3,4	3,000	2,839
Wind Acquisition SA 11.75% 20174	2,750	2,832
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,831
Serena Software, Inc. 10.375% 2016	2,936	2,811
Esterline Technologies Corp. 6.625% 2017	2,800	2,772
StatoilHydro ASA 5.25% 2019	2,500	2,747
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432,3	2,575	2,738
Advanced Micro Devices, Inc. 8.125% 20174	2,625	2,625
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,623
Northwest Airlines, Inc., Term Loan B, 4.04% 20132,3,7	334	295
Delta Air Lines, Inc. 9.50% 20144	1,350	1,424
Northwest Airlines, Inc., Term Loan A, 2.29% 20182,3,7	1,034	882
United Air Lines, Inc., Term Loan B, 2.375% 20142,3,7	2,979	2,583
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,545
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A1, 5.00% 20192	2,633	2,536
Stater Bros. Holdings Inc. 7.75% 2015	2,525	2,531
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20112	557	561
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20122	629	633
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	1,250	1,304
LBI Escrow Corp 8.00% 20174	2,375	2,452
C&S Group Enterprises LLC 8.375% 20174	2,500	2,437
Clear Channel Worldwide, Series B, 9.25% 20174	2,400	2,424
CRH America, Inc. 8.125% 2018	2,000	2,416
Dollar General Corp. 11.875% 20173,5	2,059	2,350
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	2,250	2,341
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	2,285
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.754% 20372,3	3,104	2,256
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,241
Express Scripts Inc. 5.25% 2012	2,080	2,223
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 20212	2,235	2,190
VWR Funding, Inc., Series B, 10.25% 20153,5	2,139	2,171
Bon-Ton Department Stores, Inc. 10.25% 2014	2,125	2,098
New York Life Global Funding 4.65% 20134	1,940	2,082
Nalco Co. 8.25% 2017	2,000	2,080
Local T.V. Finance LLC, Term Loan B, 2.35% 20132,3,7	276	244
Local T.V. Finance LLC 10.00% 20153,4,5	2,194	1,832
AES Panamá, SA 6.35% 20164	2,000	2,063
Coventry Health Care, Inc. 6.125% 2015	2,000	2,044
MacDermid 9.50% 20174	2,025	2,035
Charles Schwab Corp., Series A, 6.375% 2017	1,775	2,025
General Maritime Corp. 12.00% 20174	1,900	1,947
Banque Centrale de Tunisie 7.375% 2012	1,750	1,910
H&E Equipment Services, Inc. 8.375% 2016	2,000	1,890
Rockwood Specialties Group, Inc. 7.50% 2014	1,825	1,848
TuranAlem Finance BV 8.00% 20148	1,230	569
TuranAlem Finance BV 8.50% 20158	1,900	903
TuranAlem Finance BV, Series 8, 8.25% 20378	745	358
HSBK (Europe) BV 7.25% 20174	1,865	1,753
Fox Acquisition LLC, Term Loan B, 7.50% 20152,3,7	506	485
Fox Acquisition LLC 13.375% 20164	1,225	1,216
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,697
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,681
ACE INA Holdings Inc. 5.875% 2014	1,510	1,672
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,635
AMH Holdings, Inc. 9.875% 2016	1,500	1,616
TNK-BP Finance SA 7.50% 20164	1,500	1,560
Colombia (Republic of) Global 10.375% 2033	484	715
Colombia (Republic of) Global 7.375% 2037	715	844
Kohl’s Corp. 6.25% 2017	1,000	1,167
Kohl’s Corp. 6.00% 2033	270	290
Husky Energy Inc. 5.90% 2014	1,300	1,448
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.376% 20422,3	1,250	1,305
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,187	1,301
Concho Resources Inc. 8.625% 2017	1,250	1,294
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20372,3	2,050	1,205
Continental Resources 8.25% 2019	725	761
Continental Resources 7.375% 20204	425	420
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20382	1,100	1,137
Gray Television Inc. 10.50% 20154	1,160	1,131
Canadian National Railway Co. 4.95% 2014	1,000	1,097
General Electric Co. 5.00% 2013	1,000	1,073
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.514% 20442,3	1,000	1,057
Smurfit Capital Funding PLC 7.50% 2025	1,180	1,053
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 20382	1,000	1,043
Home Depot, Inc. 5.875% 2036	1,000	1,029
Tyson Foods, Inc. 7.85% 20163	835	912
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.381% 20352,3	1,149	895
Royal Bank of Scotland Group PLC 5.00% 2014	770	723
Royal Bank of Scotland Group PLC 5.05% 2015	135	126
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	698
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	550	562
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	159	131
Jackson National Life Global 5.375% 20134	560	602
UDR, Inc., Series A, 5.25% 2015	535	547
Atlas Copco AB 5.60% 20174	500	542
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20202	521	517
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.819% 20362,3	626	464
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.793% 20352,3	649	456
Hawaiian Telcom Communications, Inc. 8.765% 20133,8	90	2
Hawaiian Telcom Communications, Inc. 9.75% 20138	1,060	24
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20142,3,5,7	434	365
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 20342	331	326
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20422	270	270
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 20122	257	257
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 20312	259	245
Iraq (Republic of) 5.80% 20282,4	250	205
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 20112	130	131
Pemex Project Funding Master Trust 9.125% 2010	110	112
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20362,3	292	51
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 4.605% 20372,3	398	52
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.486% 20272,3,4	62	63
		4,133,538

Total bonds & notes (cost: $10,166,859,000)		10,257,653

		Value
Preferred securities — 0.63%	Shares	(000)

U.S. DOLLARS — 0.44%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares3,4	8,800,000	US$ 8,998
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	9,155,000	8,433
BNP Paribas 7.195%3,4	6,400,000	5,632
Barclays Bank PLC 6.86%3,4	5,980,000	4,874
RBS Capital Trust II 6.425% noncumulative trust3,9	7,000,000	3,535
Société Générale 5.922%3,4	2,600,000	1,971
Société Générale 5.922%3	2,000,000	1,516
Lloyds Banking Group PLC, Series A, 6.413%3,4,9	2,585,000	1,318
Lloyds Banking Group PLC 6.657% preference shares3,4,9	3,415,000	1,742
SMFG Preferred Capital USD 3 Ltd. 9.50%3,4	2,820,000	3,060
Wachovia Capital Trust III 5.80%3	3,000,000	2,415
Banco Bilbao Vizcaya Argentaria, SA, 5.919%3	3,134,000	2,278
HVB Funding Trust III 9.00% 20314	1,810,000	1,656
QBE Capital Funding II LP 6.797%3,4	750,000	614
		48,042

EUROS — 0.12%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative3,9	13,750,000	8,911
HVB Funding Trust VIII 7.055%3	3,750,000	3,789
		12,700

BRITISH POUNDS — 0.05%
Barclays Bank PLC, Series RCI, 14.00%3	3,250,000	6,070

MISCELLANEOUS — 0.02%
Other preferred securities in initial period of acquisition		2,790

Total preferred securities (cost: $70,921,000)		69,602

Common stocks — 0.01%

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.9,10,11	40,522	1,120
Atrium Corp.9,10,11	191	17
American Media Operations, Inc.9,10,11	39,729	—

Total common stocks (cost: $1,193,000)		1,137

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20179,10,11	2,837	36

Total warrants (cost: $45,000)		36

	Principal amount	Value
Short-term securities — 6.07%	(000)	(000)

Fannie Mae 0.15%–0.28% due 8/25–11/15/2010	US$212,900	US$ 212,788
International Bank for Reconstruction and Development 0.24%–0.25% due 8/9/2010	130,000	129,981
General Electric Capital Services, Inc. 0.29%–0.31% due 7/13–7/15/2010	79,700	79,690
General Electric Co. 0.08% due 7/1/2010	20,600	20,600
Federal Home Loan Bank 0.18% due 7/14/2010	59,370	59,366
U.S. Treasury Bills 0.153%–0.155% due 7/8–8/19/2010	38,000	37,996
Bank of Nova Scotia 0.20% due 7/26/2010	35,000	34,995
Thunder Bay Funding, LLC 0.42% due 8/4/20104	25,000	24,988
ANZ National (International) Ltd. 0.28% due 7/19/20104	20,000	19,997
KfW 0.21% due 8/20/20104	19,000	18,994
Freddie Mac 0.21% due 9/8/2010	17,419	17,414
Québec (Province of) 0.27% due 9/7/20104	9,900	9,892

Total short-term securities (cost: $666,663,000)		666,701

Total investment securities (cost: $10,905,681,000)		10,995,129
Other assets less liabilities		137

Net assets		US$10,995,266

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $825,816,000, which represented 7.51% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Step bond; coupon rate will increase at a later date.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,130,000, which represented .18% of the net assets of the fund.

8Scheduled interest and/or principal payment was not received.
9Security did not produce income during the last 12 months.
10Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Cooper-Standard Holdings Inc.	5/26/2010	$1,176	$1,120	.01%
Cooper-Standard Holdings Inc., warrants, expire 2017	5/27/2010	45	36	.00
Atrium Corp.	4/30/2010	17	17	.00
American Media Operations, Inc.	1/30/2009	—	—	.00

Total restricted securities		$1,238	$1,173	.01%

11Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,173,000, which represented .01% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$—	$2,496,909	$—	$2,496,909
Japanese yen	—	707,402	—	707,402
Polish zloty	—	440,939	—	440,939
South Korean won	—	409,640	—	409,640
Mexican pesos	—	307,637	—	307,637
Malaysian ringgits	—	245,075	—	245,075
Canadian dollars	—	225,924	—	225,924
British pounds	—	213,361	—	213,361
Hungarian forints	—	132,735	—	132,735
U.S. dollars	—	4,133,538	—	4,133,538
Other currencies	—	944,493	—	944,493
Preferred securities	2,588	67,014	—	69,602
Common stocks	—	—	1,137	1,137
Warrants	—	—	36	36
Short-term securities	—	666,701	—	666,701
Total	$2,588	$10,991,368	$1,173	$10,995,129

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$39,224	$—	$39,224
Unrealized depreciation on open forward currency contracts	—	(12,868)	—	(12,868)
Total	$—	$26,356	$—	$26,356

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended June 30, 2010 (dollars in thousands):

	Beginning value at 10/1/2009	Net unrealized appreciation	Net sales	Net realized loss	Net transfers into Level 3†	Ending value at 6/30/2010
Investment securities	$4,112	$657	$(3,708)	$(303)	$415	$1,173

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2010 (dollars in thousands):						$(65)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$400,155
Gross unrealized depreciation on investment securities	(333,407)
Net unrealized appreciation on investment securities	66,748
Cost of investment securities for federal income tax purposes	10,928,381

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0810O-S25506

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: August 27, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: August 27, 2010